Item 1. Report to Shareholders
T. Rowe Price Institutional Large-Cap Value Fund
Certified Financials

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Financial Highlights
T. Rowe Price Institutional Large-Cap Value Fund
Certified Financials
(Unaudited)

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------
                       6 Months            Year                         3/31/00
                          Ended           Ended                         Through
                        6/30/03        12/31/02        12/31/01        12/31/00

NET ASSET VALUE
Beginning of period $      8.74     $     10.39     $     11.34     $     10.00

Investment activities
  Net investment
  income (loss)            0.08*           0.10*           0.16*           0.13*
  Net realized and
  unrealized gain(loss)    1.03           (1.62)           0.32            1.42

  Total from
  investment activities    1.11           (1.52)           0.48            1.55

Distributions
  Net investment income    --             (0.10)          (0.16)          (0.13)
  Net realized gain        --             (0.03)          (1.27)          (0.08)
  Total distributions      --             (0.13)          (1.43)          (0.21)

NET ASSET VALUE

End of period       $      9.85     $      8.74     $     10.39     $     11.34
                    ------------------------------------------------------------

Ratios/Supplemental Data

Total return^             12.70%*        (14.64)%*         4.44%*        15.57%*

Ratio of total expenses
to average net assets      0.65%*!         0.65%*          0.65%*        0.65%*!

Ratio of net investment
income (loss) to average
net assets                 1.85%*!         1.98%*          1.37%*        1.65%*!

Portfolio turnover rate    44.5%!          25.3%          106.3%         58.4%!

Net assets, end of period
(in thousands)      $     7,814     $     7,061     $     2,414     $     2,312

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized
* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 12/31/03.

The accompanying notes are an integral part of these financial statements.


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Statement of Net Assets
T. Rowe Price Institutional Large-Cap Value Fund
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  98.8%
CONSUMER DISCRETIONARY  15.1%

Automobiles  0.6%
Ford Motor                                           4,499      $            49
                                                                             49

Hotels, Restaurants & Leisure  2.4%
McDonald's                                           5,500                  121
Starwood Hotels & Resorts
  Worldwide, REIT                                    2,150                   62
                                                                            183

Household Durables  0.3%
Fortune Brands                                         500                   26
                                                                             26

Media  9.3%
AOL Time Warner *                                    8,050                  129
Comcast, Class A, Special *                          4,700                  135
Disney                                               9,100                  180
Dow Jones                                            1,550                   67
Knight-Ridder                                        1,300                   90
Liberty Media, Class A *                            10,700                  124
                                                                            725

Multiline Retail  0.5%
May Department Stores                                1,800                   40
                                                                             40

Specialty Retail  2.0%
Home Depot                                           3,300                  109
Toys "R" Us *                                        4,100                   50
                                                                            159
Total Consumer Discretionary                                              1,182

CONSUMER STAPLES  4.3%

Food & Staples Retailing  0.7%
CVS                                                  1,820                   51
                                                                             51

Food Products  2.1%
Campbell Soup                                        3,450                   85
Kellogg                                              2,300                   79
                                                                            164

Tobacco  1.5%
Altria Group                                         1,600                   73
UST                                                  1,300                   45
                                                                            118
Total Consumer Staples                                                      333

ENERGY  9.8%

Energy Equipment & Services  1.2%
Baker Hughes                                         2,800      $            94
                                                                             94

Oil & Gas  8.6%
Amerada Hess                                         1,400                   69
ChevronTexaco                                        2,350                  170
Exxon Mobil                                          8,300                  298
Marathon Oil                                         2,700                   71
Unocal                                               2,250                   64
                                                                            672
Total Energy                                                                766

FINANCIALS  31.5%

Capital Markets  7.5%
Franklin Resources                                   2,300                   90
J.P. Morgan Chase                                    5,700                  195
Mellon Financial                                     4,400                  122
Merrill Lynch                                        3,850                  180
                                                                            587

Commercial Banks  10.0%
Bank of America                                      2,900                  229
Bank One                                             3,750                  139
Comerica                                             1,700                   79
FleetBoston Financial                                5,010                  149
U.S. Bancorp                                         7,550                  185
                                                                            781

Consumer Finance  2.2%
American Express                                     4,140                  173
                                                                            173
Diversified Financial Services  3.9%
Citigroup                                            7,033                  301
                                                                            301

Insurance  6.2%
Chubb                                                1,250                   75
John Hancock Financial Services                      1,300                   40
Prudential Financial                                 3,350                  113
SAFECO                                               3,050                  107
St. Paul Companies                                   2,100                   77
UnumProvident                                        5,550                   74
                                                                            486

Real Estate  0.7%
Simon Property Group, REIT                           1,350                   53
                                                                             53

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Thrifts & Mortgage Finance  1.0%
Fannie Mae                                             450      $            30
Freddie Mac                                          1,000                   51
                                                                             81
Total Financials                                                          2,462

HEALTH CARE  6.3%

Health Care Providers & Services  0.6%
CIGNA                                                1,000                   47
                                                                             47

Pharmaceuticals  5.7%
Bristol-Myers Squibb                                 5,000                  136
Merck                                                2,600                  158
Schering-Plough                                      4,000                   74
Wyeth                                                1,650                   75
                                                                            443
Total Health Care                                                           490

INDUSTRIALS & BUSINESS SERVICES  9.5%

Aerospace & Defense  4.6%
Boeing                                               1,600                   55
Honeywell International                              5,000                  134
Raytheon                                             2,550                   83
Rockwell Collins                                     3,400                   84
                                                                            356

Commercial Services & Supplies  1.3%
Waste Management                                     4,400                  106
                                                                            106

Electrical Equipment  1.5%
Cooper Industries, Class A                           2,850                  118
                                                                            118

Industrial Conglomerates  1.2%
Tyco International                                   5,050                   96
                                                                             96

Road & Rail  0.9%
Burlington Northern Santa Fe                         2,400                   68
                                                                             68
Total Industrials & Business Services                                       744

INFORMATION TECHNOLOGY  5.6%

Communications Equipment  1.4%
Cisco Systems *                                      2,000                   34
Motorola                                             8,300                   78
                                                                            112
Computer & Peripherals  1.9%
Hewlett-Packard                                      7,034                  150
                                                                            150

IT Services  0.3%
Electronic Data Systems                              1,100                   24
                                                                             24

Semiconductor & Semiconductor
Equipment  0.7%
Texas Instruments                                    2,800                   49
                                                                             49

Software  1.3%
Microsoft                                            4,000                  102
                                                                            102
Total Information Technology                                                437

MATERIALS  3.8%

Chemicals  2.9%
Dow Chemical                                         1,750                   54
DuPont                                               2,540                  106
Hercules *                                           6,850                   68
                                                                            228

Paper & Forest Products  0.9%
International Paper                                  2,000                   71
                                                                             71
Total Materials                                                             299

TELECOMMUNICATION SERVICES  7.0%

Diversified Telecommunication Services  7.0%
AT&T                                                 2,980                   58
BellSouth                                            3,200                   85
Qwest Communications
  International *                                   13,800                   66
Sprint                                               4,850                   70
Verizon Communications                               6,750                  266
Total Telecommunication Services                                            545

UTILITIES  5.9%

Electric Utilities  3.6%
Constellation Energy Group                           1,750                   60
FirstEnergy                                          2,900                  112
TXU                                                  5,000                  112
                                                                            284

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Gas Utilities  1.2%
NiSource                                             5,000      $            95
                                                                             95

Multi-Utilities & Unregulated Power  1.1%
Duke Energy                                          4,350                   87
                                                                             87
Total Utilities                                                             466
Total Common Stocks (Cost  $7,149)                                        7,724

Short-Term Investments  1.2%

Money Market Fund  1.2%
T. Rowe Price Reserve
  Investment Fund 1.16% # 94,865                                             95
Total Short-Term Investments (Cost  $95)                                     95


Total Investments in Securities

100.0% of Net Assets (Cost $7,244)                              $         7,819

Other Assets Less Liabilities                                                (5)

NET ASSETS                                                      $         7,814
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $            64

Undistributed net realized gain (loss)                                      (81)

Net unrealized gain (loss)                                                  575

Paid-in-capital applicable to 792,953
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000
shares of the Corporation authorized                                      7,256

NET ASSETS                                                      $         7,814
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          9.85
                                                                ---------------



   # Seven-day yield
   * Non-income producing
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.


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Statement of Operations
T. Rowe Price Institutional Large-Cap Value Fund
Certified Financials
(Unaudited)
In thousands



                                                             6 Months
                                                                Ended
                                                              6/30/03

Investment Income (Loss)
Income
  Dividend                                                 $       86
  Income distributions from mutual funds                            1
  Total income                                                     87
Expenses
  Custody and accounting                                           44
  Legal and audit                                                   7
  Directors                                                         3
  Prospectus and shareholder reports                                1
  Miscellaneous                                                     2
  Reimbursed by manager                                           (34)
  Total expenses                                                   23
Net investment income (loss)                                       64

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                            (73)
Change in net unrealized gain (loss) on securities                877
Net realized and unrealized gain (loss)                           804

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      868
                                                           ----------

The accompanying notes are an integral part of these financial statements.


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Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Value Fund
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $            64      $            77
  Net realized gain (loss)                             (73)                   2
  Change in net unrealized gain (loss)                 877                 (368)
  Increase (decrease) in net assets
  from operations                                      868                 (289)

Distributions to shareholders
  Net investment income                               --                    (79)
  Net realized gain                                   --                    (24)
  Decrease in net assets from distributions           --                   (103)

Capital share transactions *
  Shares sold                                          350                5,006
  Distributions reinvested                            --                    103
  Shares redeemed                                     (465)                 (70)
  Increase (decrease) in net assets from capital
  share transactions                                  (115)               5,039

Net Assets
Increase (decrease) during period                      753                4,647
Beginning of period                                  7,061                2,414

End of period                              $         7,814      $         7,061
                                           ---------------      ---------------

*Share information
  Shares sold                                           38                  572
  Distributions reinvested                            --                     12
  Shares redeemed                                      (53)                  (8)
  Increase (decrease) in shares outstanding            (15)                 576

The accompanying notes are an integral part of these financial statements.


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Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Value Fund
Certified Financials
June 30, 2003 (Unaudited)


Note 1 - Significant Accounting Policies

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 31, 2000. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation

Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Expenses Paid Indirectly

Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other

Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,550,000 and $1,604,000, respectively, for the six months ended June 30, 2003.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

At June 30, 2003, the cost of investments for federal income tax purposes was $7,244,000. Net unrealized gain aggregated $575,000 at period-end, of which $809,000 related to appreciated investments and $234,000 related to depreciated investments.


Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2003, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.65%. Thereafter, through December 31, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.65%. Pursuant to this agreement, $19,000 of management fees were not accrued by the fund for the six months ended June 30, 2003, and $34,000 of other fund expenses were borne by the manager. At June 30, 2003, unaccrued management fees and other expenses in the amount of $179,000 remain subject to reimbursement by the fund through December 31, 2003, and $164,000 through December 31, 2005.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $33,000 for the six months ended June 30, 2003, of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $1,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003